DEFERRED TAX COMPUTATION (Details)	Dec. 31, 2018 USD ($)
Deferred tax assets:
Net operating loss carryovers	$ 2,037,105
Stock-based compensation
Other temporary differences
Total deferred tax assets	2,037,105
Valuation allowance	(2,037,105)
Net deferred tax asset